N-2 - USD ($)		12 Months Ended
		Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021		Nov. 01, 2021
Cover [Abstract]
Entity Central Index Key		0001870714
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		OAKTREE DIVERSIFIED INCOME FUND INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[5]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
December 31, 2024	$74,500,000	$4,927	N/A	N/A	Credit Facility
December 31, 2023	35,000,000	7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[1]	N/A	N/A	N/A	N/A	N/A

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1] Commenced operations on November 1, 2021.

[2] Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3] Not annualized for periods less than one year.

[4] Annualized for periods less than one year.

[5] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount		$ 74,500,000		$ 35,000,000		$ 20,000,000			[1]
Senior Securities Coverage per Unit	[2]	$ 4,927		$ 7,575		$ 8,585			[1]
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[5]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
December 31, 2024	$74,500,000	$4,927	N/A	N/A	Credit Facility
December 31, 2023	35,000,000	7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[1]	N/A	N/A	N/A	N/A	N/A

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†           Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1] Commenced operations on November 1, 2021.

[2] Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3] Not annualized for periods less than one year.

[4] Annualized for periods less than one year.

[5] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7.  Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $.001 par value per share, 250,000,000 of which have been classified as Class A Shares, 250,000,000 of which have been classified as Class D Shares, 250,000,000 of which have been classified as Class T Shares, and 250,000,000 of which have been classified as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class D Shares,” “Class T Shares” and “Class U Shares”). As of December 31, 2024, the Adviser owned 60% of the shares outstanding of Class D shares. The Board may, without any action by the shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares or the number of shares of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued common shares and preferred stock into other classes or series of shares from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

All common shares offered will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for

Security Dividends [Text Block]		Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions.
Security Preemptive and Other Rights [Text Block]		Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for
Long Term Debt, Title [Text Block]		Credit Facility
Long Term Debt, Principal		$ 75,000,000
Long Term Debt, Dividends and Covenants [Text Block]

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of December 31, 2024, the Fund was in compliance with the terms of the Credit Facility.

Outstanding Security, Title [Text Block]		Shares outstanding
Outstanding Security, Held [Shares]		31,992,544
Class D [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 9.15	$ 8.88	$ 8.88	$ 8.59	$ 8.59	$ 9.94	$ 9.94		$ 10
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		common stock
Common Class A [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class A Shares
Class D Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Class T Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T Shares
Class U Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class U Shares
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		preferred stock

[1]	Commenced operations on November 1, 2021.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.